Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Financial assets:
Current derivative assets	$ 3,875	$ 1,579
Non-current derivative assets	19,765	9,850
Financial liabilities:
Current derivative liabilities	261	978
Non-current derivative liabilities		164
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	45,085	46,104
Financial liabilities:
Long-term debt, current and non-current	1,117,045	1,033,330
Foreign Exchange Forward Contracts [Member] | Carrying Amount [Member]
Financial assets:
Current derivative assets	182	629
Financial liabilities:
Current derivative liabilities	258	17
Foreign Exchange Forward Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	182	629
Financial liabilities:
Current derivative liabilities	258	17
Interest Rate Swap Contracts [Member] | Carrying Amount [Member]
Financial assets:
Current derivative assets	3,693	950
Non-current derivative assets	19,765	9,850
Financial liabilities:
Current derivative liabilities	3	961
Non-current derivative liabilities		164
Interest Rate Swap Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	3,693	950
Non-current derivative assets	19,765	9,850
Financial liabilities:
Current derivative liabilities	3	961
Non-current derivative liabilities		164
Quoted Price in Active Markets for Identical Assets (Level 1) [Member] | Fair Value [Member]
Financial assets:
Cash and cash equivalents	45,085	46,104
Significant Other Observable Inputs (Level 2) [Member] | Fair Value [Member]
Financial liabilities:
Long-term debt, current and non-current	1,115,285	1,032,484
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	182	629
Financial liabilities:
Current derivative liabilities	258	17
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	3,693	950
Non-current derivative assets	19,765	9,850
Financial liabilities:
Current derivative liabilities	$ 3	961
Non-current derivative liabilities		$ 164